Accounts payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Payable for advertisement fees	¥ 447,116		¥ 458,265
Rebate payable to sales agents	135,028		92,234
Payable related to purchases of property and equipment	9,001		36,967
Others	33,155		24,481
Total	¥ 624,300	$ 95,543	¥ 611,947